Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

www.faegredrinker.com

May 17, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Optima Dynamic Alternatives Fund (811-23683)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of the The Optima Dynamic Alternatives Fund. The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the applicable rules thereunder.

Questions and comments may be directed to the undersigned at (215) 988-2950 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Bomi Lee
Bomi Lee